Average Annual Total Returns{- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Investor PRO-11 - Contrafund® Portfolio	VIP Contrafund Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	30.48%	16.10%	13.43%	18.40%	15.22%	13.88%